Debt, Net (Tables)	12 Months Ended
Dec. 31, 2021
Debt, Net
Components of debt

The following table summarizes the components of Debt, net (dollars in thousands):

	December 31, 2021	December 31, 2020
Debt, net, current:
Sprott Credit Agreement	$17,223	$5,274
Note payable	115	—
Less, debt issuance costs	(672)	(154)
Total	$16,666	$5,120

Debt, net, non-current:
Subordinated Notes	$93,599	$84,797
Sprott Credit Agreement (1)	51,809	61,894
Note payable	345	—
Less, debt issuance costs	(2,115)	(4,026)
Total	$143,638	$142,665
(1)	Non-current portion of the Sprott Credit Agreement as of the years ended December 31, 2021 and 2020 is presented net of original issue discount of 10.0 million and $14.7 million, respectively.

Schedule of maturities of long-term debt

The following table summarizes the Company’s contractual payments of Debt, net, including current maturities, for the four years subsequent to December 31, 2021 (dollars in thousands):

2022	17,338
2023	24,879
2024	24,864
2025	106,034
Total	173,115
Less, original issue discount, net of amortization ($7.0 million)	(10,024)
Less, debt issuance costs, net of amortization ($2.1 million)	(2,787)
Total debt, net	$160,304

Components of recorded interest expense

The following table summarizes the components of recorded Interest expense, net of capitalized interest (dollars in thousands):

	Years Ended December 31,
	2021	2020
Sprott Credit Agreement	$10,997	$6,009
Subordinated Notes	8,803	4,797
Amortization of debt issuance costs	1,394	1,972
Other interest expense	53	40
2.0 Lien Notes	—	12,902
1.5 Lien Notes	—	8,635
1.25 Lien Notes	—	6,218
First Lien Agreement	—	4,575
Promissory Note	—	141
Capitalized interest	(654)	(1,831)
Total	$20,593	$43,458